Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) shares in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / item shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Provision for Doubtful Accounts	$ 0	$ 0
Estimated Scrap Rate | $ / item	0.3
Fleet Utilization	99.20%
Operating Expenses Increase Rate	2.76%
Vessels Impairment Loss	$ 0	17,959,000	$ 0
Weighted Average Number of Shares Outstanding, Diluted, Total | shares	0
Proceeds from Settlements of Insurance Claims Regarding Hull and Machinery Reclassified from Cash Flows from Operating activities to Investing Activities [Member]
Prior Period Reclassification Adjustment		2,273,000	6,433,000
Current Period Reclassification Adjustment	$ 931,000
Return on Investment from Equity Method Investees Reclassified from Cash Flows from Investing Activities to Operating Activities [Member]
Prior Period Reclassification Adjustment		$ 3,040,000	$ 439,000
Current Period Reclassification Adjustment	$ 8,000,000
Minimum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	80.00%
Maximum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	125.00%
Vessels [Member]
Property, Plant and Equipment, Useful Life	30 years